Consolidated Statements of Cash Flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities
Loss before income tax	€ (15,189)	€ (112,234)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(2,021)	(6,955)
Finance expense	1,942	3,355
Depreciation and impairment of property, plant and equipment and right-of-use assets	9,077	3,223
Impairment of inventory and prepayments	15,944
Share-based payment expense	2,273	4,137
Non-cash income from release of provisions	(31,858)
Working capital changes
Decrease / (increase) in trade receivables and contract assets	(9,521)	(1,931)
Decrease / (increase) in inventory	14,099	(22,384)
Decrease / (increase) in other assets	(23,093)	(93,447)
(Decrease) / increase in trade and other payables and contract liabilities	(96,834)	30,452
(Decrease) / Increase in other current financial and other liabilities		862
Interest received		1
Interest paid	(1,330)	(1,583)
Net cash flow (used in) operating activities	(136,511)	(196,504)
Investing activities
Purchase of property, plant and equipment	(16,737)	(34,785)
Purchase of intangible assets	(448)	(1,587)
Net cash flow (used in) investing activities	(17,185)	(36,372)
Financing activities
Payments on lease obligation	(900)	(746)
Payment on Treasury Shares	444
Proceeds on exercise of options	(4)
Proceeds from the issuance of shares (net of transaction costs)		404,350
Net cash flow (used in)provided by financing activities	(460)	403,604
Net increase (decrease) in cash and cash equivalents	(154,156)	170,728
Currency translation gains (losses) on cash and cash equivalents	895	3,614
Cash and cash equivalents, beginning of period	811,464	1,322,593
Cash and cash equivalents, end of period	€ 658,203	€ 1,496,935